Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments - fair values and risk management.
Schedule of financial assets

	December 31,	December 31,
	2025	2024
Financial assets at amortized cost
Trade receivables	31,743	32,886
Cash	62,908	111,049
Loans receivable	1,490	226
Other investments - current	45,408	23,757
Total	141,549	167,918

	December 31,	December 31,
	2025	2024
Financial assets measured at fair value
Other investments - non-current - fair value through other comprehensive income - Level 1	3,341	3,015
Other investments - non-current - fair value through profit or loss - Level 1	13,074	13,100
Total	16,415	16,115

Schedule of financial liabilities

	December 31,	December 31,
	2025	2024
Financial liabilities not measured at fair value
Trade and other payables	25,137	20,212
Total	25,137	20,212

	December 31,	December 31,
	2025	2024
Financial liabilities measured at fair value
Put option liability - Level 3	—	15,002
Share warrant obligations - Level 1	362	365
Total	362	15,367

Schedule of maximum exposure to credit risk at the reporting date

	December 31,	December 31,
	2025	2024
Loans receivables	1,490	226
Trade receivables	31,743	32,886
Cash	62,908	111,049
Other investments - current	45,408	23,757
Other investments - non-current	16,415	16,115

Schedule of exposure to credit risk

	Equivalent to	Weighted	Gross
	external	average loss	carrying	Impairment	Credit
December 31, 2024	credit rating	rate	amount	loss allowance	Impaired
Low risk	Baa3 – A3	0.03%	32,283	(6)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			33,730	(1,453)

	Equivalent to	Weighted	Gross
	external	average	carrying	Impairment	Credit
December 31, 2025	credit rating	loss rate	amount	loss allowance	Impaired
Low risk	Baa3 – A3	0.05%	33,203	(15)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			34,650	(1,462)

Schedule of contractual maturities of non-derivative financial liabilities

	Carrying	Contractual	3 months	Between	Between
December 31, 2024	amounts	cash flows	or less	3–12 months	1–5 years
Non-derivative financial liabilities
Lease liabilities	1,300	1,342	107	1,213	22
Trade and other payables	20,212	20,212	20,212	—	—
	21,512	21,554	20,319	1,213	22

	Carrying	Contractual	3 months	Between	Between
December 31, 2025	amounts	cash flows	or less	3–12 months	1–5 years
Non-derivative financial liabilities
Lease liabilities	1,087	1,136	228	618	290
Trade and other payables	25,138	25,138	25,138	—	—
	26,225	26,274	25,366	618	290

Schedule of contractual maturities of derivatives financial liabilities

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2024	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	365	365	—	—	365
Put option liability	15,002	15,002	15,002	—	—
	15,367	15,367	15,002	—	365

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2025	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	362	362	—	—	362
Put option liability	15,002	15,002	15,002	—	—
	15,364	15,364	15,002	—	362

Schedule of exposure to foreign currency risk

					United Arab	British
December 31, 2024	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge	Emirates dirham	pound sterling	Japanese yen
Assets
Loans receivable	212	—	13	—	—	—	—
Trade and other receivables	9,121	—	—	7	—	—	—
Cash	16,113	74	35	529	5	—	—
	25,446	74	48	536	5	—	—
Liabilities
Lease liabilities	(945)	—	(355)	—	—	—	—
Trade and other payables	(4,255)	—	(1,093)	(87)	(12)	(26)	(178)
	(5,200)	—	(1,448)	(87)	(12)	(26)	(178)
Net exposure	20,246	74	(1,400)	449	(7)	(26)	(178)

					British
December 31, 2025	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge	pound sterling	Japanese yen
Assets
Loans receivable	156	—	1	—	—	—
Trade and other receivables	3,540	—	—	8	—	—
Cash	23,283	101	551	1,053	—	—
	26,979	101	552	1,061	—	—
Liabilities
Lease liabilities	(831)	—	(256)	—	—	—
Trade and other payables	(5,182)	—	(1,035)	(74)	(42)	(34)
	(6,013)	—	(1,291)	(74)	(42)	(34)
Net exposure	20,966	101	(739)	987	(42)	(34)

Schedule of sensitivity analysis

	Strengthening of US$	Weakening of US$ by
December 31, 2024	by 10%	10%
Euro	(2,025)	2,025
Russian Ruble	(7)	7
Armenian Dram	140	(140)
Kazakhstani Tenge	(45)	45
United Arab Emirates dirham	1	(1)
British pound sterling	3	(3)
Japanese yen	18	(18)
	(1,915)	1,915

	Strengthening of US$	Weakening of US$
December 31, 2025	by 10%	by 10%
Euro	(2,097)	2,097
Russian Ruble	(10)	10
Armenian Dram	74	(74)
Kazakhstani Tenge	(99)	99
United Arab Emirates dirham	—	—
British pound sterling	4	(4)
Japanese yen	3	(3)
	(2,125)	2,125

Schedule of reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2024	1,278	28,995	—
Net change in fair value	(913)	129	—
Cubic Games Studio Ltd's put option exercise/expiration	—	(14,122)
Balance at December 31, 2024	365	15,002	—

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2025	365	15,002	—
Net change in fair value	(3)	—	—
Balance at December 31, 2025	362	15,002	—